CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	27 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
EXPENSES
Finance and accounting	$ 11,850		$ 15,350		$ 3,000	$ 38,608	$ 41,608	$ 56,958
Legal	1,363		21,674		750	25,000	25,750	47,424
General and administrative	71,488	(2)	161,626	(4)	85	340,943	341,028	502,654
Total Expenses	84,701	(2)	198,650	(4)	3,835	404,551	408,386	607,036
Net operating income (loss)	(84,701)	2	(198,650)	4	(3,835)	(404,551)	(408,386)	(607,036)
Other income (expenses):
Interest expense	(1,517)		(2,589)					(2,589)
NET INCOME (LOSS)	$ (86,218)	$ 2	$ (201,239)	$ 4	$ (3,835)	$ (404,551)	$ (408,386)	$ (609,625)
NET LOSS PER SHARE
Basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF SHARES
Basic and diluted	112,977,678	112,500,000	112,992,684	112,500	112,500,000	112,716,291